Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 1,253	$ 0
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	823	5,075
Supplier C
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 24	$ 4,865